Supplemental Information on an Unaudited Pro Forma Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total revenue	$ 688,603	$ 645,197
Loss from continuing operations, net of tax	$ (41,264)	$ (39,367)